Document And Entity Information	Jan. 09, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 09, 2024
Entity Registrant Name	DIRTT ENVIRONMENTAL SOLUTIONS LTD
Entity Central Index Key	0001340476
Entity Emerging Growth Company	true
Securities Act File Number	001-39061
Entity Incorporation, State or Country Code	Z4
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	7303 30th Street S.E.
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Postal Zip Code	T2C 1N6
City Area Code	(403)
Local Phone Number	723-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true